CONTRACT COSTS (Tables)	12 Months Ended
Feb. 28, 2026
Contract Costs
SCHEDULE OF CONTRACT COSTS

Contract costs consist of the following:

	As of
	February 28, 2025	February 28, 2026	February 28, 2026
	S$	S$	US$
Balance at beginning of the year	-	147,135	116,441
Additions	147,135	4,239,609	3,355,183
Recognized to cost of revenue during the year	-	(1,183,969)	(936,981)
Balance at end of the year	147,135	3,202,775	2,534,643